Consolidated statements of changes in equity - EUR (€) € in Thousands	Total equity	Issued capital	Capital reserve	Currency translation reserve	Accumulated deficit	Non-controlling interests	Total
Balance at beginning of the period at Dec. 31, 2020	€ 64,831	€ 2,654	€ 125,916	€ (48)	€ (63,691)	€ 95	€ 64,926
Loss for the year	(46,344)				(46,344)	98	(46,246)
Other comprehensive loss	543			543			543
Total comprehensive loss	(45,801)			543	(46,344)	98	(45,703)
Share-based payments	8,035		8,035				8,035
Exercise of options		54	(54)
Balance at end of the period at Dec. 31, 2021	27,064	2,708	133,897	495	(110,036)	193	27,258
Loss for the year	(31,841)				(31,841)		(31,841)
Other comprehensive loss	(76)			(76)			(76)
Total comprehensive loss	(31,917)			(76)	(31,841)		(31,917)
Issuance of shares	14,972	594	14,378				14,972
Share-based payments	(16)		(16)				(16)
Exercise of options		5	(5)
Warrant liability	(2,832)		(2,832)				(2,832)
Disposal of non-wholly owned subsidiary	140		(53)		193	€ (193)	(53)
Balance at end of the period at Dec. 31, 2022	7,411	3,307	145,369	419	(141,684)		7,411
Loss for the year	(35,532)				(35,532)		(35,532)
Other comprehensive loss	(271)			(271)			(271)
Total comprehensive loss	(35,803)			(271)	(35,532)		(35,803)
Share-based payments	3,131		3,131				3,131
Exercise of options		171	(171)
Other movements	(21)		(21)				(21)
Balance at end of the period at Dec. 31, 2023	€ (25,282)	€ 3,478	€ 148,308	€ 148	€ (177,216)		€ (25,282)